CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2015	Dec. 31, 2014
Common stock, issued shares	32,337,201	31,868,541
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Treasury stock, shares	240,613	342,645
Common Stock [Member]
Common stock, outstanding shares	32,337,201	31,868,541